Leases - Schedule of Future Lease Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Balance beginning	$ 1,454,186	$ 1,244,472
Balance Ending	1,146,127	1,454,186
Additions	73,330	697,103
Deletion	(12,651)
Interest expenses	127,279	147,107
Lease payments	(422,534)	(399,416)
Reduction		(274,790)
Effects of currency translation	$ (73,483)	$ 39,710